Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer Rochester Short Term Municipal Fund
Central Index Key	dei_EntityCentralIndexKey	0001416732
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2015
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015